U.S. Tech Leaders ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	27 Months Ended	44 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.36%	25.24%	16.20%	14.42%	17.78%	14.82%
RUSSELL 1000 EQUAL WEIGHT TECHNOLOGY INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.13%		21.12%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.07%		30.01%
Performance Inception Date	Oct. 04, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.07%		30.01%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.29%		23.68%